Cash equivalents	12 Months Ended
Jun. 30, 2023
Cash equivalents [abstract]
Cash equivalents	Cash equivalents
Accounting policy
Cash equivalents are comprised of short-term highly liquid investments with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

	Annual yield	2023	2022

Cash equivalents (R$)	77% CDI (i)	304,292	237,462
Cash equivalents (COP)	13.25% DTF(ii)	22,003	16,951
Cash equivalents (US$)	3.65% a year (iii)	237,999	-

Total cash equivalents		564,294	254,413
(i)Represents the Brazilian interbank deposit rate, which is an average of the overnight interbank rates in Brazil (the "CDI").
(ii)Colombian investment rate, which is an average of interbank and corporate finance ("DTF").
(iii)Average annualized yield obtained in the last year from overseas bank accounts.